LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM DEBT
Long-term debt	$ 1,721,308	$ 1,371,851
Credit Facility
LONG-TERM DEBT
Deferred financing costs	(5,708)	(6,181)
Outstanding borrowings	0	0
Letters of credit
LONG-TERM DEBT
Outstanding borrowings	0
2018 Notes
LONG-TERM DEBT
Long-term debt	347,803
2017 Notes
LONG-TERM DEBT
Long-term debt	298,022	297,784
2016 Notes
LONG-TERM DEBT
Long-term debt	348,265	348,002
2015 Note
LONG-TERM DEBT
Long-term debt	49,560	49,495
2012 Notes
LONG-TERM DEBT
Long-term debt	199,233	199,063
2010 Notes
LONG-TERM DEBT
Long-term debt	484,133	$ 483,688
Outstanding borrowings	$ 485,000